Property, Plant, and Equipment (Details PPE) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant, and Equipment
Property, plant, and equipment, at cost		$ 44,184	$ 42,489
Accumulated depreciation and amortization		(14,926)	(13,560)
Property, plant, and equipment - net		29,258	28,929
Depreciation and amortization expenses		1,496	1,393	$ 1,390
Nonregulated [Member] | Natural gas gathering and processing facilities [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		18,203	17,813
Nonregulated [Member] | Construction in Progress [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		331	289
Nonregulated [Member] | Oil and Gas Properties
Property, Plant, and Equipment
Property, plant, and equipment, at cost		572	98
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		2,649	2,560
Regulated [Member] | Natural gas transmission facilities [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		19,201	18,688
Regulated [Member] | Construction in Progress [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		475	382
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		2,753	2,659
Regulated [Member] | Acquisition Adjustment Of Regulated Facilities [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Plant Acquisition Adjustments for Intangible Utility Plants		$ 468	$ 507
Period of straight-line amortization		40 years
Minimum [Member] | Nonregulated [Member] | Natural gas gathering and processing facilities [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[1]	5 years
Minimum [Member] | Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[1]	0 years
Minimum [Member] | Regulated [Member] | Natural gas transmission facilities [Member]
Property, Plant, and Equipment
Property, Plant, and Equipment, Depreciation Rate	[1]	1.25%
Minimum [Member] | Regulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[1]	5 years
Property, Plant, and Equipment, Depreciation Rate	[1]	0.00%
Maximum [Member] | Nonregulated [Member] | Natural gas gathering and processing facilities [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[1]	40 years
Maximum [Member] | Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[1]	45 years
Maximum [Member] | Regulated [Member] | Natural gas transmission facilities [Member]
Property, Plant, and Equipment
Property, Plant, and Equipment, Depreciation Rate	[1]	7.13%
Maximum [Member] | Regulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[1]	45 years
Property, Plant, and Equipment, Depreciation Rate	[1]	33.33%

[1]	(1) Estimated useful life and depreciation rates are presented as of December 31, 2021. Depreciation rates and estimated useful lives for regulated assets are prescribed by the FERC.